Document And Entity Information	Jul. 11, 2019
Document Information [Line Items]
Entity Registrant Name	FactSet Research Systems Inc.
Document Type	8-K
Document Period End Date	Jul. 11, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11869
Entity Tax Identification Number	13-3362547
Entity Address, Address Line One	601 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	203
Local Phone Number	810-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001013237
CommonStock1 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	FDS
Security Exchange Name	NYSE
CommonStock2 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	FDS
Security Exchange Name	NASDAQ